Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employment benefits	$ 22.0	$ 20.1	$ 18.6
Contributions to defined contribution pension plans	0.5	0.4	0.5
Equity compensation benefits	18.6	16.4	15.8
Total compensation of key management personnel	$ 41.1	$ 36.9	$ 34.9